UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2003
Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kilkenny Capital Management, L.L.C.
Address:	311 South Wacker Drive, Suite 6350
		Chicago, IL  60606

Form 13F File Number:	28-06279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Elizabeth R. Foster
Title:	Partner
Phone:	312-913-1250

Signature, Place and Date of Signing:

/s/ Elizabeth R. Foster, 	Chicago, IL		May 15, 2003
[Signature]		[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:		38

Form 13F Information Table Value Total:		89,317 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1)	Form 13F File Number:  28-06918
	Name:  CIBC World Markets Corp.

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NAME OF ISSUER			    TITLE OF   CUSIP	      VALUE		  SHARES	 INV.        OTHER	VOTING AUTH
					    CLASS			      X1000				 DISC        MGR	   SOLE   SHARED  NONE

ALEXION PHARMACEUTICALS INC		Common		015351109	                  7,404	               608,887 SH	SOLE		   608,887
ALEXION PHARMACEUTICALS INC		Common		015351109	                  1,245	               102,400 SH	OTHER	1			102,400
ALLERGAN INC		Common	018490102	                  7,318	               107,300 SH	SOLE		   107,300
ALLERGAN INC		Common	018490102	                  1,160	                 17,000 SH	OTHER	1			  17,000
ARADIGM CORP		Common	038505103	                     516	               412,800 SH	SOLE		   412,800
ATRIX		Common	04962L101	                     190	                 13,500 SH	SOLE		     13,500
ATRIX		Common	04962L101	                       34	                   2,400 SH	OTHER	1			    2,400
AXONYX INC		Common	05461R101	                     220	               231,700 SH	SOLE		   231,700
AXONYX INC		Common	05461R101	                         1	                      800 SH	OTHER	1			       800
BIO TECHNOLOGY GEN CORP		Common	090578105	                  3,910	            1,453,400 SH	SOLE		1,453,400
BIO TECHNOLOGY GEN CORP		Common	090578105	                     941	               349,900 SH	OTHER	1			349,900
BIOGEN INC		Common	090597105	                  4,485	               149,700 SH	SOLE		   149,700
BIOGEN INC		Common	090597105	                     809	                 27,000 SH	OTHER	1			  27,000
CELL GENESYS INC		Common	150921104	                  1,120	               151,600 SH	SOLE		   151,600
CELL GENESYS INC		Common	150921104	                       45	                   6,100 SH	OTHER	1			    6,100
CONNETICS CORP		Common	208192104	                  5,656	               337,700 SH	SOLE		   337,700
CONNETICS CORP		Common	208192104	                     266	                 15,900 SH	OTHER	1			  15,900
ICN PHARMACEUTICALS INC NEW		Common	448924100	                  3,278 	               367,900 SH	SOLE		   367,900
ICN PHARMACEUTICALS INC NEW		Common	448924100	                     419	                 47,000 SH	OTHER	1			  47,000
ILEX ONCOLOGY INC		Common	451923106	                  7,114 	               768,200 SH	SOLE		   768,200
ILEX ONCOLOGY INC		Common	451923106	                  1,187	               128,200 SH	OTHER	1			128,200
LIFECELL CORP		Common	531927101	                  2,503 	               966,250 SH	SOLE		   966,250
LIFECELL CORP		Common	531927101	                     294	               113,500 SH	OTHER	1			113,500
NAPRO BIOTHERAPUTICS INC		Common	630795102	                       94	               145,100 SH	SOLE		   145,100
NORTHFIELD LABS INC		Common	666135108	                     640	                 74,000 SH	SOLE		     74,000
NOVEN PHARMACEUTICALS		Common	670009109	                  2,313	               163,800 SH	SOLE		    163,800
NOVEN PHARMACEUTICALS		Common	670009109	                      441	                 31,200 SH	OTHER	1			  31,200
ORTEC INTERNATIONAL		Common	68749B108	                          1	                   3,300 SH	OTHER	1			    3,300
PHARMACIA		Common	71713U102	                  5,625	               129,900 SH	SOLE		   129,900
PHARMACIA		Common	71713U102	                     827	                 19,100 SH	OTHER	1			  19,100
RIBAPHARM INC		Common	762537108	                  2,252	               434,700 SH	SOLE		   434,700
RIBAPHARM INC		Common	762537108	                     332	                 64,100 SH	OTHER	1	 		  64,100
SANGSTAT MED CORP		Common	801003104	                  6,603	               673,100 SH	SOLE		   673,100
SANGSTAT MED CORP		Common	801003104	                  1,047	               106,700 SH	OTHER	1			106,700
SERONO SA		ADR	81752M101	                  5,225	               433,600 SH	SOLE		   433,600
SERONO SA		ADR	81752M101	                  1,004	                 83,300 SH	OTHER	1			  83,300
UNITED THERAPEUTICS CORP		Common	91307C102	                11,240	               652,000 SH	SOLE		   652,000
UNITED THERAPEUTICS CORP		Common	91307C102	                   1,558	                 90,400 SH	OTHER	1			  90,400


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